Investment Objectives and Goals	Apr. 30, 2025
Defiance AI Hyperscalers & Connective Technologies ETF Class
Prospectus [Line Items]
Risk/Return [Heading]	Defiance AI & Connective Tech ETF
Defiance AI Hyperscalers & Connective Technologies ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to track the total return performance, before fees and expenses, of the MarketVector AI Connectivity Leaders Index (the “Index”)